Share-based payment - Expense Recognized For Employee Services Received (Details) - 12 months ended Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Expense from share-based payment transactions [abstract]
Expense arising from equity-settled share-based payment transactions	¥ 7,829	$ 1,091